Schedule of Financial Instruments Aggregate Carrying Amount (Details)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 SGD ($)	Apr. 30, 2023 SGD ($)	Apr. 30, 2022 SGD ($)
IfrsStatementLineItems [Line Items]
Total financial assets measured at amortized cost	$ 4,781,859
Contract assets	3,211,750	$ 4,192,619		$ 3,418,818
Cash and cash equivalents	582,113	759,891	$ 1,431,332	1,868,461	$ 1,613,282	$ 1,176,235
Total financial assets measured at amortized cost		6,242,241		7,046,003
Borrowings	1,790,152	2,336,864		1,648,029
Trade and other receivables (excluded prepayments)		7,584,875		5,442,665
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables (excluded prepayments)	4,020,232	5,248,011		3,794,636
Borrowings	1,790,152	2,336,864		1,648,029
Trade and other receivables (excluded prepayments)	5,810,384
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Total financial assets measured at amortized cost	987,996	1,289,731		1,758,724
Contract assets	3,211,750	4,192,619		3,418,818
Cash and cash equivalents	$ 582,113	$ 759,891		$ 1,868,461